CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Millions	Total	The Hertz Corporation	Stockholders' Equity Attributable to Hertz Global	Stockholders' Equity Attributable to Hertz Global The Hertz Corporation	Preferred Stock Shares	Common Stock Shares	Common Stock Shares The Hertz Corporation	Additional Paid-In Capital	Additional Paid-In Capital The Hertz Corporation	Due From Affiliate The Hertz Corporation	Accumulated Deficit	Accumulated Deficit The Hertz Corporation	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) The Hertz Corporation	Treasury Stock	Non- controlling Interests	Non- controlling Interests The Hertz Corporation
Beginning Balance (in shares) at Dec. 31, 2017					0	84,000,000	100								2,000,000
Beginning Balance at Dec. 31, 2017	$ 1,520	$ 1,520	$ 1,520	$ 1,520		$ 1	$ 0	$ 2,243	$ 3,166	$ (42)	$ (506)	$ (1,486)	$ (118)	$ (118)	$ (100)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to Hertz Global	(227)	(222)	(225)	(220)							(225)	(220)				(2)	(2)
Due from Hertz Holdings		(10)		(10)						(10)
Other comprehensive income (loss)	(63)	(63)	(63)	(63)									(63)	(63)
Net settlement on vesting of restricted stock	(3)		(3)					(3)
Stock-based compensation charges	21	21	21	21				21	21
Contributions from noncontrolling interests	61															61
Ending Balance (in shares) at Dec. 31, 2018					0	84,000,000	100								2,000,000
Ending Balance at Dec. 31, 2018	1,120	1,118	1,061	1,059		$ 1	$ 0	2,261	3,187	(52)	(909)	(1,884)	(192)	(192)	$ (100)	59	59
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to Hertz Global	(50)	(45)	(58)	(53)							(58)	(53)				8	8
Due from Hertz Holdings		(12)		(12)						(12)
Other comprehensive income (loss)	3	3	3	3									3	3
Net settlement on vesting of restricted stock	(3)		(3)					(3)
Stock-based compensation charges	18	18	18	18				18	18
Contributions from noncontrolling interests	52	52														52	52
Ending Balance (in shares) at Dec. 31, 2019					0	142,000,000	100								2,000,000
Ending Balance at Dec. 31, 2019	1,888	1,884	1,769	1,765		$ 1	$ 0	3,024	3,955	(64)	(967)	(1,937)	(189)	(189)	$ (100)	119	119
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to Hertz Global	(357)	(356)	(356)	(355)							(356)	(355)				(1)	(1)
Due from Hertz Holdings		(3)		(3)						(3)
Other comprehensive income (loss)	(39)	(39)	(39)	(39)									(39)	(39)
Net settlement on vesting of restricted stock	(2)		(2)					(2)
Contributions from noncontrolling interests	1	1														1	1
Ending Balance (in shares) at Mar. 31, 2020					0	142,000,000	100								2,000,000
Ending Balance at Mar. 31, 2020	1,491	1,487	1,372	1,368		$ 1	$ 0	3,022	3,955	(67)	(1,323)	(2,292)	(228)	(228)	$ (100)	119	119
Beginning Balance (in shares) at Dec. 31, 2019					0	142,000,000	100								2,000,000
Beginning Balance at Dec. 31, 2019	1,888	1,884	1,769	1,765		$ 1	$ 0	3,024	3,955	(64)	(967)	(1,937)	(189)	(189)	$ (100)	119	119
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to Hertz Global	(1,723)	(1,855)	(1,714)	(1,846)							(1,714)	(1,846)				(9)	(9)
Due from Hertz Holdings		(4)		(4)						(4)
Other comprehensive income (loss)	(23)	(23)	(23)	(23)									(23)	(23)
Net settlement on vesting of restricted stock	(3)		(3)					(3)
Stock-based compensation charges	(2)	(2)	(2)	(2)				(2)	(2)
Distributions to noncontrolling interests, net	(73)	(73)														(73)	(73)
Ending Balance (in shares) at Dec. 31, 2020					0	156,000,000	100								2,000,000
Ending Balance at Dec. 31, 2020	93	(5)	56	(42)		$ 2	$ 0	3,047	3,953	$ 0	(2,681)	(3,783)	(212)	(212)	$ (100)	37	37
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to Hertz Global	189	189	190	190							190	190				(1)	(1)
Other comprehensive income (loss)	17	17	17	17									17	17
Stock-based compensation charges	2	2	2	2				2	2
Distributions to noncontrolling interests, net	(11)	(11)														(11)	(11)
Ending Balance (in shares) at Mar. 31, 2021					0	156,000,000	100								2,000,000
Ending Balance at Mar. 31, 2021	$ 290	$ 192	$ 265	$ 167		$ 2	$ 0	$ 3,049	$ 3,955		$ (2,491)	$ (3,593)	$ (195)	$ (195)	$ (100)	$ 25	$ 25